Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2023
Statement [line items]
Summary of Outstanding Derivative Financial Instruments
The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

			2023			2022
All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities
Interest rate derivatives – in a fair value hedge relationship	174	–	(5)	177	–	(11)

Interest rate derivatives – not in a hedge relationship	356	14	(1)	260	19	–

Cross-currency rate derivatives – in a hedge relationship	352	26	(31)	83	34	(43)

Cross-currency rate derivatives – not in a hedge relationship	87	–	(1)	–	–	–

FX derivatives – in a hedge relationship	420	7	–	355	1	(9)

FX derivatives – not in a hedge relationship	526	1	(5)	573	5	(2)

Total	1,915	48	(43)	1,448	59	(65)

Analysed as expiring:

In less than one year	1,047	16	(5)	1,028	16	(11)

Later than one year and not later than five years	868	32	(38)	420	43	(54)

Total	1,915	48	(43)	1,448	59	(65)

Summary of Interest Rate and Cross Currency Swaps
The Group uses a combination of interest rate and cross-currency swaps to convert its
€
300m debt.

Receive Notional	Receive coupon	FX rate	Notional	Pay coupon

€ 100m	1.375%	GBPEUR: 1.1295	£87m	3.51%

€ 181m	1.375%	GBPUSD: 1.206	£157m	3.402%

				USD Libor

€ 19m	1.375%	GBPUSD: 1.206	£16m	+1.36%

Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings
The Group held the following instruments to hedge exposures to changes in interest rates and foreign currency risk associated with borrowings:

			2023

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments

Derivative financial instruments for interest rate risk	(6)	5	174

Derivative financial instruments for currency risk	26	(7)	174

			2022

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments

Derivative financial instruments for interest rate risk	(11)	(16)	177

Derivative financial instruments for currency risk	33	9	266

Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items
The amounts at the reporting date relating to items designated as hedge items were as follows:

					2023

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk

Financial liabilities – borrowings	(169)	6	5	1	Finance costs

Currency risk

Financial liabilities – borrowings	(169)	n/a	5	–	n/a

					2022

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk

Financial liabilities – borrowings	(167)	11	15	(1)	Finance costs

Currency risk

Financial liabilities – borrowings	(167)	n/a	(14)	–	n/a

Summary of Amounts Related to Items Designated as Hedging Instruments
The amounts related to items designated as hedging instruments were as follows:

					2023

All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss

Derivative financial instruments	(24)	26	599	26	–

Financial liabilities – borrowings	–	–	–	–	–

					2022

All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss

Derivative financial instruments	(50)	(31)	172	(31)	–

Financial liabilities – borrowings	(89)	(5)	(88)	(5)	–

Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements	Derivative financial assets and liabilities subject to offsetting arrangements are as follows:

			2023			2022
All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities
Counterparties in an asset position	26	(14)	12	30	(17)	13

Counterparties in a liability position	22	(29)	(7)	29	(48)	(19)

Total as presented in the balance sheet	48	(43)	5	59	(65)	(6)